FINANCIAL INSTRUMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Notes and other explanatory information [abstract]
Impairment loss
Surplus			$ 1,394,585		$ 4,314,847
Investments in tradable shares
Decrease in pre tax profit rate			10.00%	10.00%
Pre-tax profit and loss
Increase in pre tax profit rate			10.00%	10.00%